Shareholder Fees - Abraham Fortress Fund	Oct. 31, 2026 USD ($)
Class I
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee	$ 0
Wire fee	20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
Class K
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee	$ 0
Wire fee	20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
Class C
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]
Redemption Fee	$ 0
Wire fee	20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15

[1]	Class C Shares are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on any shares sold within 12 months of the date of purchase.